UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10499

Name of Fund:  BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 101.3%
Corporate — 4.4%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series B, AMT, 5.25%, 6/01/23 (a)	$2,020	$2,152,371
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	2,030	2,138,138

		4,290,509
County/City/Special District/School District — 20.3%
City & County of San Francisco California, GO, Refunding, Series R-1, 5.00%, 6/15/18	1,640	1,794,914
City of Vista California, COP, Refunding, Community Projects (NPFGC) (b):
4.75%, 5/01/17	1,115	1,165,052
5.00%, 5/01/17	1,000	1,047,590
Fontana Public Finance Authority California, Refunding, Tax Allocation Bonds, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,408,886
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,485,400
Jurupa Public Financing Authority, Refunding, Special Tax Bonds, Series A, 4.00%, 9/01/18	380	405,604
Lathrop Financing Authority, RB, Water Supply Project, 5.80%, 6/01/21	470	473,939
Lodi Unified School District California, GO, Refunding, (AGM), 4.00%, 8/01/18	1,000	1,073,490
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	200	215,110
Los Angeles Unified School District California, GO, Election of 2004, Series H (AGM), 5.00%, 7/01/17 (b)	300	316,371
Los Banos Unified School District California, GO, Election of 2008 (AGM), 5.00%, 8/01/17 (b)	475	507,343

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 8/01/18	$900	$975,510
Placentia-Yorba Linda Unified School District, COP, Refunding Series A (AGM), 4.00%, 10/01/18	160	172,461
San Marcos Unified School District California, GO, CAB (c):
0.00%, 8/01/17	385	379,148
0.00%, 8/01/18	500	484,900
Santa Clara Unified School District California, GO, Election of 2004, Series A, 5.00%, 7/01/18	1,690	1,851,125

		19,756,843
Education — 12.8%
California Municipal Finance Authority, Refunding RB, Series A:
3.00%, 1/01/17	425	428,141
3.00%, 1/01/18	440	445,548
State of California Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,410,919
University of California, Refunding RB:
General, Series AB, 5.00%, 5/15/19	2,500	2,823,350
Series A, 4.00%, 11/01/18 (d)	3,000	3,242,580
Series A, 5.00%, 11/01/18	900	997,254
Series S, 5.00%, 5/15/18 (e)	5	5,453
Series S, 5.00%, 5/15/18	1,995	2,177,502

		12,530,747
Health — 13.6%
California Health Facilities Financing Authority, RB:
Scripps Health, Series A, 5.00%, 10/01/18	750	827,025
Sutter Health, Series B, 5.00%, 8/15/19	1,430	1,624,437
California Health Facilities Financing Authority, Refunding RB:
Adventist Health System/West, Series A, 4.00%, 3/01/18	1,000	1,056,880
Sutter Health, Series D, 5.00%, 8/15/18	515	566,531

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series E-1, 5.00%, 4/01/44 (a)	$4,700	$4,913,709
California Statewide Communities Development Authority, Refunding RB:
CHF Irvine LLC, 5.00%, 5/15/18	1,000	1,085,170
Episcopal Communities & Services, 5.00%, 5/15/18	300	324,048
Huntington Memorial Hospital, Series B, 5.00%, 7/01/18	500	545,790
Rady Children’s Hospital, Series A, 4.00%, 8/15/18	1,000	1,069,560
County of Los Angeles California Redevelopment Authority, Refunding, Tax Allocation Bonds, South Gate Redevelopment Project No. 1 and Claremont Consolidated Redevelopment Project, Series A, 4.00%, 9/01/18	850	913,971
Union City Community Redevelopment Agency, Refunding, Tax Allocation Bonds, Series A, 4.00%, 10/01/18	350	377,573

		13,304,694
Housing — 1.3%
California HFA, RB, Series A (Fannie Mae):
3.20%, 8/01/18	420	439,627
3.50%, 2/01/19	805	854,169

		1,293,796
State — 14.7%
State of California, GO, Refunding:
5.00%, 9/01/18	5,900	6,493,835
5.00%, 11/01/20	20	20,079
Series A, 5.00%, 7/01/18 (e)	560	613,654
Series A, 5.00%, 7/01/18 (e)	160	175,330
Various Purpose, 5.25%, 10/01/22	4,000	4,954,320
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,030

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	$2,020	$2,051,411

		14,318,659
Transportation — 6.8%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	545,515
Port of Oakland California, Refunding RB, Series O, AMT:
5.00%, 5/01/18	2,500	2,708,900
5.00%, 5/01/19	3,000	3,353,070

		6,607,485
Utilities — 27.4%
California State Department of Water Resources, Refunding RB:
Series H, 5.00%, 5/01/18 (b)	2,500	2,721,400
Series H, 5.00%, 5/01/22	1,000	1,086,450
Series L, 5.00%, 5/01/19	2,000	2,254,220
Series N, 5.00%, 5/01/19	3,500	3,944,885
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 8/01/18	1,000	1,073,250
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,113,480
City of Tulare California Sewer Revenue, Refunding RB, (AGM), 4.00%, 11/15/18	315	340,332
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,172,230
Cucamonga Valley California Water District, Refunding RB, Series A (AGM):
4.00%, 9/01/18	325	349,784
3.00%, 9/01/19	375	400,864
4.00%, 9/01/19	325	358,316
Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/18	955	1,047,406
Los Angeles California Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/19	2,500	2,830,975
Sacramento California Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	400	440,068

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	2

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 7/01/18	$685	$735,848
Stockton East Water District California, COP, Refunding, Series B (NPFGC), 0.00%, 4/01/19 (c)	4,590	3,857,665

		26,727,173
Total Municipal Bonds in California		98,829,906
Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	240	271,562
U.S. Virgin Islands — 1.0%
State — 1.0%
Virgin Islands Public Finance Authority, RB, Series A, 5.00%, 10/01/16	930	947,912
Total Long-Term Investments
(Cost — $96,664,294) — 102.6%		100,049,380

Short-Term Securities	Shares	Value
BIF California Municipal Money Fund, 0.00% (f)(g)	816,531	$816,531
Total Short-Term Securities
(Cost — $ 816,531) — 0.8%		816,531
Total Investments
(Cost — $ 97,480,825*) — 103.4%		100,865,911
Liabilities in Excess of Other Assets — (3.4)%		(3,307,373)

Net Assets Applicable to Common Shares — 100.0%		$97,558,538

*	As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$97,480,825

Gross unrealized appreciation	$3,396,151
Gross unrealized depreciation	(11,065)

Net unrealized appreciation	$3,385,086

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BIF California Municipal Money Fund	1,076,590	(260,059)	816,531	$ 2

(g)	Current yield as of period end.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	3

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$100,049,380	—	$100,049,380
Short-Term Securities	$816,531	—	—	816,531

Total	$816,531	$100,049,380	—	$100,865,911

1 See above Schedule of Investments for values in each sector.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2016	4

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal 2018 Term Trust

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal 2018 Term Trust

Date:	May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock California Municipal 2018 Term Trust

Date:	May 23, 2016